Financial Instruments and Risk Management - Schedule of Credit Exposure (Details)	12 Months Ended
	Dec. 31, 2024
A1 rating [member] | Federal risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Equity	Equal or over R$10 billion
A2 Rating [member] | Federal risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Equity	Between R$5 billion and R$10 billion
A3 rating [member] | Federal risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Equity	Between R$2 billion and R$5 billion
A 4 Rating [Member] | Federal risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Equity	Between R$800 million and R$2 billion
A A A [Member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	10.00%	[1],[2]
A A A [Member] | A1 rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	9.00%
A A A [Member] | A2 Rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	8.00%
A A A [Member] | A3 rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	7.00%
A A A [Member] | A 4 Rating [Member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	6.00%
A A [Member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	10.00%
A A [Member] | A1 rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	8.00%
A A [Member] | A2 Rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	7.00%
A A [Member] | A3 rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	6.00%
A A [Member] | A 4 Rating [Member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	5.00%
A [Member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	10.00%
A [Member] | A1 rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	7.00%
A [Member] | A2 Rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	6.00%
A [Member] | A3 rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	5.00%
A [Member] | A 4 Rating [Member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	4.00%
B B B [Member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	10.00%
B B B [Member] | A1 rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	6.00%
B B B [Member] | A2 Rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	5.00%
B B B [Member] | A3 rating [member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)	4.00%
B B B [Member] | A 4 Rating [Member]
Disclosure of financial instruments by type of interest rate [line items]
Limit per bank (% of equity)

[1]	When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.
[2]	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.